UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: June 30

Date of reporting period: March 31, 2017

Item 1. Schedule of Investments.

AAM/Bahl & Gaynor Income Growth Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 97.7%
	CONSUMER DISCRETIONARY – 5.1%
87,215	Hasbro, Inc.	$8,705,801
94,250	Home Depot, Inc.	13,838,728
		22,544,529
	CONSUMER STAPLES – 11.2%
186,676	Altria Group, Inc.	13,332,400
32,817	Kimberly-Clark Corp.	4,319,702
180,278	PepsiCo, Inc.	20,165,897
99,931	Philip Morris International, Inc.	11,282,210
		49,100,209
	ENERGY – 7.4%
302,312	Enbridge, Inc.[1]	12,648,734
128,935	Exxon Mobil Corp.	10,573,959
144,155	Occidental Petroleum Corp.	9,133,661
		32,356,354
	FINANCIALS – 12.0%
351,650	BB&T Corp.	15,718,755
31,902	BlackRock, Inc.	12,234,736
187,490	JPMorgan Chase & Co.	16,469,122
68,055	PNC Financial Services Group, Inc.	8,182,933
		52,605,546
	HEALTH CARE – 14.6%
224,080	Abbott Laboratories	9,951,393
118,151	AbbVie, Inc.	7,698,719
40,965	Amgen, Inc.	6,721,128
114,795	Johnson & Johnson	14,297,717
66,100	Medtronic PLC[1]	5,325,016
131,102	Merck & Co., Inc.	8,330,221
335,920	Pfizer, Inc.	11,491,823
		63,816,017
	INDUSTRIALS – 13.2%
83,595	3M Co.	15,994,231
188,125	Fastenal Co.	9,688,438
317,603	General Electric Co.	9,464,569
52,865	Honeywell International, Inc.	6,601,253
33,975	Illinois Tool Works, Inc.	4,500,668
43,207	Lockheed Martin Corp.	11,562,193
		57,811,352
	MATERIALS – 4.2%
81,880	Air Products & Chemicals, Inc.	11,077,545

AAM/Bahl & Gaynor Income Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	MATERIALS (Continued)
80,928	LyondellBasell Industries N.V. - Class A1	$7,379,824
		18,457,369
	REAL ESTATE – 6.9%
119,695	Crown Castle International Corp. - REIT	11,305,193
14,650	Public Storage - REIT	3,207,032
77,910	Realty Income Corp. - REIT	4,637,982
168,606	Ventas, Inc. - REIT	10,966,134
		30,116,341
	TECHNOLOGY – 17.0%
58,404	Automatic Data Processing, Inc.	5,979,986
421,424	Cisco Systems, Inc.	14,244,131
179,044	Maxim Integrated Products, Inc.	8,049,818
297,593	Microsoft Corp.	19,599,475
196,479	Paychex, Inc.	11,572,613
186,650	Texas Instruments, Inc.	15,036,524
		74,482,547
	UTILITIES – 6.1%
116,439	NextEra Energy, Inc.	14,947,274
197,138	WEC Energy Group, Inc.	11,952,477
		26,899,751
	TOTAL COMMON STOCKS (Cost $376,065,743)	428,190,015

	SHORT-TERM INVESTMENTS – 2.3%
10,036,278	Federated Treasury Obligations Fund, 0.56%[2]	10,036,278

	TOTAL SHORT-TERM INVESTMENTS (Cost $10,036,278)	10,036,278

	TOTAL INVESTMENTS – 100.0% (Cost $386,102,021)	438,226,293
	Other Assets in Excess of Liabilities – 0.0%	33,476

	TOTAL NET ASSETS – 100.0%	$438,259,769

PLC – Public Limited Company
REIT – Real Estate Investment Trust

[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

AAM Select Income Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2017 (Unaudited)

Principal Amount		Value

	ASSET-BACKED SECURITIES – 6.7%
$180,000	Avis Budget Rental Car Funding AESOP LLC 2.630%, 12/20/2021[1,2]	$180,167
212,000	BCC Funding XIII LLC 2.200%, 12/20/2021[1,2]	210,763
44,258	CPS Auto Receivables Trust 2015-B 1.650%, 11/15/2019[1,2]	44,252
700,000	CPS Auto Receivables Trust 2015-C 2.550%, 2/18/2020[1,2]	701,323
369,000	CPS Auto Trust 2.110%, 3/15/2021[1,2]	366,196
197,500	Domino's Pizza Master Issuer LLC 3.484%, 10/25/2045[1,2]	197,586
164,000	Drive Auto Receivables Trust 2016-C 2.370%, 11/16/2020[1,2]	164,481
188,000	Greystone Commercial Real Estate Notes 2017-FL1 Ltd. 2.493%, 3/15/2027[1,2,3]	187,895
100,000	Kubota Credit Owner Trust 2016-1 1.500%, 7/15/2020[1,2]	99,277
397,000	Navistar Financial Dealer Note Master Owner Trust II 2.332%, 9/27/2021[2,3]	397,951
157,174	Spirit Master Funding LLC 5.760%, 3/20/2042[1,2]	164,640
	TAL Advantage V LLC
134,900	2.830%, 2/22/2038[1,2]	130,336
27,681	1.700%, 5/20/2039[1,2]	27,431
105,000	Verizon Owner Trust 2016-1 1.420%, 1/20/2021[1,2]	104,355
250,000	Voya CLO 2014-2 Ltd. 3.023%, 7/17/2026[1,2,3]	250,019
373,642	VSE 2016-A VOI Mortgage LLC 2.540%, 7/20/2033[1,2]	372,082

	TOTAL ASSET-BACKED SECURITIES (Cost $3,602,849)	3,598,754

	COMMERCIAL MORTGAGE-BACKED SECURITIES – 2.8%
195,000	BLCP Hotel Trust 2.262%, 8/15/2029[1,2,3]	194,091
400,000	Citigroup Commercial Mortgage Trust 2013-375P 3.635%, 5/10/2035[2,3]	393,474
90,000	Citigroup Commercial Mortgage Trust 2016-P6 4.431%, 12/10/2049[1,3]	90,886
65,000	FREMF 2015-K44 Mortgage Trust 3.811%, 1/25/2048[1,2,3]	64,122
150,000	FREMF 2015-K45 Mortgage Trust 3.714%, 4/25/2048[1,2,3]	145,734

AAM Select Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2017 (Unaudited)

Principal Amount		Value

	COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
$229,000	LMREC 2016-CRE2, Inc. 2.677%, 11/24/2031[1,2,3]	$228,492
290,000	MSBAM Commercial Mortgage Securities Trust 2012-CKSV 4.432%, 10/15/2030[2,3]	289,680
126,093	Resource Capital Corp. 2015-CRE4 Ltd. 2.343%, 8/15/2032[1,2,3]	125,575

	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $1,524,886)	1,532,054

	CORPORATE BONDS – 81.7%
	COMMUNICATIONS – 10.5%
500,000	America Movil S.A.B. de C.V. 3.125%, 7/16/2022	503,774
	AT&T, Inc.
210,000	4.500%, 5/15/2035[1]	198,246
550,000	4.750%, 5/15/2046[1]	513,198
450,000	Bharti Airtel International Netherlands B.V. 5.350%, 5/20/2024[2]	476,294
202,000	CCO Holdings LLC / CCO Holdings Capital Corp. 5.750%, 2/15/2026[1,2]	212,100
350,000	Charter Communications Operating LLC / Charter Communications Operating Capital 4.464%, 7/23/2022[1]	369,086
175,000	Frontier Communications Corp. 8.500%, 4/15/2020	184,625
250,000	Historic TW, Inc. 9.150%, 2/1/2023	320,742
400,000	Orange S.A. 9.000%, 3/1/2031	588,942
105,000	Qwest Corp. 7.250%, 10/15/2035[1]	104,177
200,000	SFR Group S.A. 6.250%, 5/15/2024[1,2]	201,250
300,000	Sprint Communications, Inc. 7.000%, 3/1/2020[2]	327,000
250,000	Telefonica Europe B.V. 8.250%, 9/15/2030	339,871
64,000	Time Warner Cable, Inc. 6.550%, 5/1/2037	73,388
	Verizon Communications, Inc.
230,000	4.812%, 3/15/2039[2]	224,015
411,000	5.012%, 8/21/2054	389,907
131,000	4.672%, 3/15/2055	116,983
237,000	Viacom, Inc. 3.450%, 10/4/2026[1]	225,424

AAM Select Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2017 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	COMMUNICATIONS (Continued)
$300,000	VTR Finance B.V. 6.875%, 1/15/2024[1,2]	$312,000
		5,681,022
	CONSUMER DISCRETIONARY – 8.1%
148,992	American Airlines 2013-2 Class B Pass-Through Trust 5.600%, 1/15/2022[2]	154,021
268,000	American Airlines 2017-1 Class AA Pass-Through Trust 3.650%, 8/15/2030	269,085
122,432	British Airways 2013-1 Class B Pass-Through Trust 5.625%, 12/20/2021[2]	127,329
394,000	Delphi Corp. 4.150%, 3/15/2024[1]	411,424
	ERAC USA Finance LLC
200,000	3.800%, 11/1/2025[1,2]	200,573
410,000	4.500%, 2/15/2045[1,2]	392,010
	Ford Motor Credit Co. LLC
500,000	1.724%, 12/6/2017	499,994
400,000	5.875%, 8/2/2021	445,607
300,000	Hertz Corp. 5.500%, 10/15/2024[1,2]	260,625
24,000	McDonald's Corp. 3.700%, 1/30/2026[1]	24,547
329,000	Newell Brands, Inc. 4.200%, 4/1/2026[1]	342,404
209,767	U.S. Airways 2013-1 Class A Pass-Through Trust 3.950%, 5/15/2027	214,630
250,000	United Rentals North America, Inc. 5.500%, 7/15/2025[1]	257,500
	Wyndham Worldwide Corp.
250,000	5.100%, 10/1/2025[1]	266,030
515,000	4.500%, 4/1/2027[1]	518,821
		4,384,600
	CONSUMER STAPLES – 5.2%
	Anheuser-Busch InBev Finance, Inc.
100,000	4.700%, 2/1/2036[1]	105,796
117,000	4.900%, 2/1/2046[1]	126,445
500,000	CVS Health Corp. 5.125%, 7/20/2045[1]	551,648
500,000	Imperial Brands Finance PLC 3.500%, 2/11/2023[1,2]	504,146

AAM Select Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2017 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	CONSUMER STAPLES (Continued)
$395,000	Kraft Heinz Foods Co. 5.200%, 7/15/2045[1]	$412,282
441,000	Mondelez International Holdings Netherlands B.V. 2.000%, 10/28/2021[1,2]	424,332
145,000	Reynolds American, Inc. 4.450%, 6/12/2025[1]	152,628
242,000	Smithfield Foods, Inc. 4.250%, 2/1/2027[1,2]	244,846
275,000	Sysco Corp. 2.600%, 10/1/2020[1]	277,294
		2,799,417
	ENERGY – 12.8%
118,000	Antero Resources Corp. 5.625%, 6/1/2023[1]	120,655
200,000	BG Energy Capital PLC 6.500%, 11/30/2072[1,3]	205,238
535,000	CITGO Petroleum Corp. 6.250%, 8/15/2022[1,2]	541,687
500,000	Columbia Pipeline Group, Inc. 4.500%, 6/1/2025[1]	523,845
182,000	Concho Resources, Inc. 4.375%, 1/15/2025[1]	183,138
	Enbridge, Inc.
182,000	4.250%, 12/1/2026[1]	185,790
363,000	5.500%, 12/1/2046[1]	385,939
180,000	6.000%, 1/15/2077[1,3]	182,025
114,000	Enterprise Products Operating LLC 7.034%, 1/15/2068[1,3]	118,093
100,000	IFM U.S. Colonial Pipeline 2 LLC 6.450%, 5/1/2021[1,2]	107,789
70,000	Kinder Morgan Energy Partners LP 9.000%, 2/1/2019	78,303
250,000	Kinder Morgan, Inc. 8.050%, 10/15/2030	302,654
307,000	Marathon Petroleum Corp. 4.750%, 9/15/2044[1]	277,648
250,000	McDermott International, Inc. 8.000%, 5/1/2021[1,2]	255,000
	MPLX LP
515,000	4.875%, 6/1/2025[1]	539,452
253,000	5.200%, 3/1/2047[1]	254,585
250,000	Noble Energy, Inc. 3.900%, 11/15/2024[1]	253,401

AAM Select Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2017 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	ENERGY (Continued)
$100,000	Petrobras Global Finance B.V. 7.375%, 1/17/2027	$105,720
	Petroleos Mexicanos
160,000	5.500%, 6/27/2044	141,208
318,000	6.750%, 9/21/2047	322,579
260,000	Regency Energy Partners LP / Regency Energy Finance Corp. 6.500%, 7/15/2021[1]	268,624
243,000	Sabine Pass Liquefaction LLC 4.200%, 3/15/2028[1,2]	240,039
455,000	Shell International Finance B.V. 4.000%, 5/10/2046	435,534
123,000	Sunoco LP / Sunoco Finance Corp. 6.250%, 4/15/2021[1]	125,460
187,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp. 5.125%, 2/1/2025[1,2]	192,610
72,000	Tesoro Corp. 4.750%, 12/15/2023[1,2]	74,310
17,000	Tesoro Logistics LP / Tesoro Logistics Finance Corp. 5.250%, 1/15/2025[1]	17,765
	Williams Partners LP
348,000	4.300%, 3/4/2024[1]	358,079
152,000	4.000%, 9/15/2025[1]	152,640
		6,949,810
	FINANCIALS – 27.8%
175,000	Allstate Corp. 6.500%, 5/15/2067[1,3]	199,500
70,000	American Financial Group, Inc. 9.875%, 6/15/2019	81,287
325,000	American International Group, Inc. 8.175%, 5/15/2068[1,3]	422,500
	Bank of America Corp.
350,000	4.100%, 7/24/2023	366,615
650,000	4.450%, 3/3/2026	666,605
200,000	5.875%, 2/7/2042	240,530
143,000	Bear Stearns Cos. LLC 6.400%, 10/2/2017	146,436
750,000	Canadian Imperial Bank of Commerce 1.620%, 9/6/2019[3]	753,149
	Citigroup, Inc.
250,000	3.500%, 5/15/2023	251,816
515,000	2.485%, 9/1/2023[1,3]	529,574
268,000	3.887%, 1/10/2028[1,3]	269,194
309,000	5.300%, 5/6/2044	330,900

AAM Select Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2017 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
$250,000	DDR Corp. 4.250%, 2/1/2026[1]	$248,463
239,000	GE Capital International Funding Co. 2.342%, 11/15/2020	240,034
	Goldman Sachs Group, Inc.
300,000	5.950%, 1/15/2027	342,345
500,000	2.789%, 10/28/2027[1,3]	514,598
250,000	6.750%, 10/1/2037	308,485
250,000	Goodman Funding Pty Ltd. 6.375%, 4/15/2021[2]	280,564
395,000	HSBC Capital Funding LP 10.176%, 6/30/2030[1,2,3],4	603,560
350,000	ING Bank N.V. 4.125%, 11/21/2023[1,3]	352,170
	Intesa Sanpaolo S.p.A.
200,000	3.875%, 1/15/2019	204,744
500,000	5.710%, 1/15/2026[2]	484,548
	JPMorgan Chase & Co.
184,000	4.950%, 3/25/2020	198,685
208,000	7.900%, 4/30/2018[1,3],4	215,540
	Liberty Mutual Group, Inc.
362,000	4.036%, 3/7/2067[1,2,3]	343,900
250,000	7.800%, 3/7/2087[2]	287,500
236,000	Massachusetts Mutual Life Insurance Co. 4.900%, 4/1/2077[2]	237,055
200,000	MetLife, Inc. 10.750%, 8/1/2069[1]	309,000
	Morgan Stanley
250,000	5.500%, 7/24/2020	272,928
850,000	4.875%, 11/1/2022	919,058
100,000	2.443%, 10/24/2023[1,3]	102,122
375,000	5.000%, 11/24/2025	402,668
194,000	Nasdaq, Inc. 3.850%, 6/30/2026[1]	192,958
379,000	PNC Financial Services Group, Inc. 5.000%, 11/1/2026[1,3],4	377,105
266,000	Principal Financial Group, Inc. 3.100%, 11/15/2026[1]	259,004
530,000	Prudential Financial, Inc. 5.200%, 3/15/2044[1,3]	544,177
300,000	Royal Bank of Scotland Group PLC 7.640%, 9/30/2017[1,3],4	279,750
100,000	SAFG Retirement Services, Inc. 8.125%, 4/28/2023	122,675

AAM Select Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2017 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
$657,000	Svenska Handelsbanken A.B. 1.590%, 9/6/2019[3]	$658,647
156,000	Synchrony Financial 2.600%, 1/15/2019[1]	157,218
131,000	Travelers Cos., Inc. 3.346%, 3/15/2067[1,3]	125,760
34,000	Trinity Acquisition PLC 4.400%, 3/15/2026[1]	34,851
250,000	UBS A.G. 7.625%, 8/17/2022	289,050
	Wells Fargo & Co.
350,000	4.480%, 1/16/2024	372,931
250,000	5.875%, 6/15/2025[1,3],4	269,486
244,000	Westpac Banking Corp. 4.322%, 11/23/2031[1,3]	246,564
		15,056,249
	HEALTH CARE – 5.3%
	Actavis Funding SCS
400,000	3.800%, 3/15/2025[1]	403,649
270,000	4.750%, 3/15/2045[1]	271,156
500,000	Celgene Corp. 3.875%, 8/15/2025[1]	511,052
500,000	HCA, Inc. 5.375%, 2/1/2025	521,250
190,000	MEDNAX, Inc. 5.250%, 12/1/2023[1,2]	193,800
250,000	Mylan N.V. 3.950%, 6/15/2026[1]	244,706
	Teva Pharmaceutical Finance Netherlands III B.V.
59,000	3.150%, 10/1/2026	54,369
478,000	4.100%, 10/1/2046	411,747
245,000	Zoetis, Inc. 4.700%, 2/1/2043[1]	249,648
		2,861,377
	INDUSTRIALS – 2.0%
	General Electric Co.
84,000	5.300%, 2/11/2021	93,016
218,000	5.000%, 1/21/2021[1,3],4	229,990
100,000	Heathrow Funding Ltd. 4.875%, 7/15/2023[2]	106,806

AAM Select Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2017 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	INDUSTRIALS (Continued)
	Penske Truck Leasing Co. Lp / PTL Finance Corp.
$231,000	3.375%, 2/1/2022[1,2]	$234,394
186,000	3.400%, 11/15/2026[1,2]	178,801
50,000	Sydney Airport Finance Co. Pty Ltd. 3.375%, 4/30/2025[1,2]	49,002
182,000	United Technologies Corp. 1.500%, 11/1/2019	180,743
		1,072,752
	MATERIALS – 4.3%
255,000	Aleris International, Inc. 9.500%, 4/1/2021[1,2]	274,125
380,000	BHP Billiton Finance USA Ltd. 6.750%, 10/19/2075[1,2,3]	429,780
500,000	Glencore Funding LLC 4.125%, 5/30/2023[2]	509,645
65,000	International Paper Co. 5.150%, 5/15/2046[1]	67,791
500,000	Potash Corp. of Saskatchewan, Inc. 3.625%, 3/15/2024[1]	502,481
200,000	Solvay Finance America LLC 3.400%, 12/3/2020[1,2]	205,772
159,000	Teck Resources Ltd. 5.200%, 3/1/2042[1]	149,460
200,000	Vale Overseas Ltd. 5.875%, 6/10/2021	214,324
		2,353,378
	TECHNOLOGY – 1.9%
	Microsoft Corp.
440,000	3.950%, 8/8/2056[1]	411,209
137,000	4.500%, 2/6/2057[1]	141,039
500,000	Oracle Corp. 3.850%, 7/15/2036[1]	488,540
		1,040,788
	UTILITIES – 3.8%
170,000	Black Hills Corp. 3.950%, 1/15/2026[1]	173,781
102,000	Consumers Energy Co. 3.250%, 8/15/2046[1]	90,889
87,000	Duquesne Light Holdings, Inc. 6.400%, 9/15/2020[2]	97,138

AAM Select Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2017 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	UTILITIES (Continued)
$112,000	Electricite de France S.A. 5.250%, 1/29/2023[1,2,3],4	$110,320
248,000	Exelon Corp. 3.400%, 4/15/2026[1]	243,915
	Great Plains Energy, Inc.
321,000	3.900%, 4/1/2027[1]	324,125
44,000	4.850%, 4/1/2047[1]	45,107
262,000	NextEra Energy Capital Holdings, Inc. 7.300%, 9/1/2067[1,3]	263,965
	Southern Co. Gas Capital Corp.
426,000	5.875%, 3/15/2041[1]	498,625
121,000	3.950%, 10/1/2046[1]	109,798
110,000	Southern Power Co. 5.250%, 7/15/2043	113,017
		2,070,680
	TOTAL CORPORATE BONDS (Cost $44,311,952)	44,270,073

	MUNICIPAL BONDS – 0.7%
260,000	State of California 7.550%, 4/1/2039	381,313

	TOTAL MUNICIPAL BONDS (Cost $367,760)	381,313

	U.S. GOVERNMENT AND AGENCIES – 3.4%
51,683	Fannie Mae Pool 6.000%, 7/1/2040	60,381
	United States Treasury Bond
653,200	2.875%, 11/15/2046	633,782
81,500	3.000%, 2/15/2047	81,210
305,358	United States Treasury Inflation Indexed Bonds 1.000%, 2/15/2046	309,999
	United States Treasury Note
550,000	1.500%, 12/31/2018	552,579
137,000	2.375%, 8/15/2024	138,097
60,500	2.250%, 2/15/2027	59,727

	TOTAL U.S. GOVERNMENT AND AGENCIES (Cost $1,839,977)	1,835,775

Number of Shares

PREFERRED STOCKS – 0.6%
FINANCIALS – 0.6%
2,800	CoBank ACB[1,3]	293,300

AAM Select Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2017 (Unaudited)

Number of Shares		Value

	PREFERRED STOCKS (Continued)
	TOTAL PREFERRED STOCKS (Cost $299,688)	$293,300

	SHORT-TERM INVESTMENTS – 3.7%
2,029,809	Federated Treasury Obligations Fund, 0.56%[5]	2,029,809

	TOTAL SHORT-TERM INVESTMENTS (Cost $2,029,809)	2,029,809

	TOTAL INVESTMENTS – 99.6% (Cost $53,976,921)	53,941,078
	Other Assets in Excess of Liabilities – 0.4%	237,283

	TOTAL NET ASSETS – 100.0%	$54,178,361

LP – Limited Partnership
PLC – Public Limited Company

[1]	Callable.
[2]
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $15,138,608.

[3]	Variable, floating, or step rate security.
[4]	Perpetual security. Date shown is next call date.
[5]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

AAM Funds
NOTES TO SCHEDULES OF INVESTMENTS
March 31, 2017 (Unaudited)

Note 1 – Organization
AAM/Bahl & Gaynor Income Growth Fund (‘‘Bahl & Gaynor Income Growth” or “Bahl & Gaynor Income Growth Fund’’) and AAM Select Income Fund (formerly known as the AAM/Cutwater Select Income Fund) (“Select Income” or “Select Income Fund”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Bahl & Gaynor Income Growth Fund’s primary investment objective is current and growing income and secondarily long-term capital appreciation. The Fund currently offers three classes of shares: Class A, Class C and Class I. The Fund’s Class A and Class I shares commenced operations on July 5, 2012. The Fund’s Class C shares commenced operations on January 31, 2013.

The Select Income Fund’s primary investment objective is to seek current income. The Fund currently offers three classes of shares: Class A, Class C and Class I. The Fund commenced investment operations on April 19, 2013.

The shares of each class represent an interest in the same portfolio of investments of the Funds and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments
Each Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

AAM Funds
NOTES TO SCHEDULES OF INVESTMENTS - Continued
March 31, 2017 (Unaudited)

(b) Corporate Debt Securities
Corporate debt securities are fixed-income securities issued by businesses to finance their operations, although corporate debt instruments may also include bank loans to companies. Notes, bonds, bank loans, debentures and commercial paper are the most common types of corporate debt securities, with the primary difference being their maturities and secured or unsecured status. Commercial paper has the shortest term and is usually unsecured. The broad category of corporate debt securities includes debt issued by domestic or foreign companies of all kinds, including those with small-, mid- and large-capitalizations. Corporate debt may be rated investment grade or below investment grade and may carry variable or floating rates of interest.

Corporate debt securities carry credit risk, interest rate risk and prepayment risk. Credit risk is the risk that a fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due. Some corporate debt securities that are rated below investment grade are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. The credit risk of a particular issuer’s debt security may vary based on its priority for repayment.

Interest rate risk is the risk that the value of certain corporate debt securities will tend to fall when interest rates rise. In general, corporate debt securities with longer terms tend to fall more in value when interest rates rise than corporate debt securities with shorter terms. Prepayment risk occurs when issuers prepay fixed rate debt securities when interest rates fall, forcing the Fund to invest in securities with lower interest rates. Issuers of debt securities are also subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors that may restrict the ability of the issuer to pay, when due, the principal of and interest on its debt securities.

Note 3 – Federal Income Taxes
At March 31, 2017, gross unrealized appreciation (depreciation) of investments, based on cost for federal income tax purposes were as follows:

	Bahl & Gaynor Income Growth Fund	Select Income Fund
Cost of investments	$386,473,343	$53,976,921

Gross unrealized appreciation	$55,523,934	$743,718
Gross unrealized depreciation	(3,770,984)	(779,561)

Net unrealized appreciation (depreciation) on investments	$51,752,950	$(35,843)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

AAM Funds
NOTES TO SCHEDULES OF INVESTMENTS - Continued
March 31, 2017 (Unaudited)

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of March 31, 2017, in valuing the Funds’ assets carried at fair value:

Bahl & Gaynor Income Growth Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$428,190,015	$-	$-	$428,190,015
Short-Term Investments	10,036,278	-	-	10,036,278
Total Investments	$438,226,293	$-	$-	$438,226,293

AAM Funds
NOTES TO SCHEDULES OF INVESTMENTS - Continued
March 31, 2017 (Unaudited)

Select Income Fund	Level 1	Level 2	Level 3**	Total
Investments
Asset-Backed Securities	$-	$3,598,754	$-	$3,598,754
Commercial Mortgage-Backed Securities	-	1,532,054	-	1,532,054
Corporate Bonds[1]	-	44,270,073	-	44,270,073
Municipal Bonds	-	381,313	-	381,313
U.S. Government and Agencies	-	1,835,775	-	1,835,775
Preferred Stocks	-	293,300	-	293,300
Short-Term Investments	2,029,809	-	-	2,029,809
Total Investments	$2,029,809	$51,911,269	$-	$53,941,078

[1]	For a detailed break-out of common stocks and corporate bonds by major industry classification, please refer to the Schedules of Investments.
*	The Fund did not hold any Level 2 or Level 3 securities at period end.
**	The Fund did not hold any Level 3 securities at period end.

Transfers between Levels 1, 2 or 3 are recognized at the end of the reporting period. There were no transfers between Levels at period end.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President

Date:	05/30/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	05/30/2017

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	05/30/2017